Statement Of Financial Highlights - $ / item		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Limited Partners [Member] | Series A [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,129.40		1,018.85
INCOME (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(45.17)		(49.20)
Total trading and investing gains (losses)	[1]	85.99		179.84
Net income (loss) before profit share allocation from Master Fund		40.82		130.64
Less: profit share allocation from Master Fund	[1],[2]	8.13		20.09
Net income (loss) from operations after profit share allocation from Master Fund		32.69		110.55
NET ASSET VALUE PER UNIT - End of period		1,162.09		1,129.40
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM MASTER FUND		3.60%		12.64%
LESS: PROFIT SHARE ALLOCATION FROM MASTER FUND		0.71%	[2]	1.79%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM MASTER FUND		2.89%		10.85%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses		4.75%	[3]	4.79%	[2]
Profit share allocation from Master Fund		0.71%	[2]	1.79%
Total expenses		5.46%		6.58%
Net investment loss		(3.93%)	[3],[4]	(4.39%)
Limited Partners [Member] | Series B [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,260.50		1,125.05
INCOME (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(27.14)		(33.08)
Total trading and investing gains (losses)	[1]	97.47		203.50
Net income (loss) before profit share allocation from Master Fund		70.33		170.42
Less: profit share allocation from Master Fund	[1],[2]	15.44		34.97
Net income (loss) from operations after profit share allocation from Master Fund		54.89		135.45
NET ASSET VALUE PER UNIT - End of period		1,315.39		1,260.50
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM MASTER FUND		5.54%		14.86%
LESS: PROFIT SHARE ALLOCATION FROM MASTER FUND		1.19%	[2]	2.82%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM MASTER FUND		4.35%		12.04%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses		2.91%	[3]	3.06%	[2]
Profit share allocation from Master Fund		1.19%	[2]	2.82%
Total expenses		4.10%		5.88%
Net investment loss		(2.10%)	[3],[4]	(2.67%)
Limited Partners [Member] | Series C [Member]
NET ASSET VALUE PER UNIT - Beginning of period		1,283.96		1,143.22
INCOME (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1]	(25.43)		(30.49)
Total trading and investing gains (losses)	[1]	101.94		206.92
Net income (loss) before profit share allocation from Master Fund		76.51		176.43
Less: profit share allocation from Master Fund	[1],[2]	18.38		35.69
Net income (loss) from operations after profit share allocation from Master Fund		58.13		140.74
NET ASSET VALUE PER UNIT - End of period		1,342.09		1,283.96
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM MASTER FUND		5.92%		15.13%
LESS: PROFIT SHARE ALLOCATION FROM MASTER FUND		1.39%	[2]	2.82%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM MASTER FUND		4.53%		12.31%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses		2.79%	[3]	2.81%	[2]
Profit share allocation from Master Fund		1.39%	[2]	2.82%
Total expenses		4.18%		5.63%
Net investment loss		(1.92%)	[3],[4]	(2.42%)
Limited Partners [Member] | Series D [Member]
NET ASSET VALUE PER UNIT - Beginning of period	[5]	1,331.20
INCOME (LOSS) ALLOCATED FROM MASTER FUND:
Net investment loss	[1],[5]	(35.82)
Total trading and investing gains (losses)	[1],[5]	15.27
Net income (loss) before profit share allocation from Master Fund	[5]	(20.55)
Less: profit share allocation from Master Fund	[1],[2],[5]
Net income (loss) from operations after profit share allocation from Master Fund	[5]	(20.55)
NET ASSET VALUE PER UNIT - End of period	[5]	1,310.65		1,331.20
TOTAL RETURN BEFORE PROFIT SHARE ALLOCATION FROM MASTER FUND	[5]	(1.54%)
LESS: PROFIT SHARE ALLOCATION FROM MASTER FUND	[2],[5]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION FROM MASTER FUND	[5]	(1.54%)
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[3],[5]	3.83%
Profit share allocation from Master Fund	[2],[5]
Total expenses	[5]	3.83%
Net investment loss	[3],[4],[5]	(2.73%)
Millburn Multi-Markets Trading L.P. [Member]
Total return before General Partner profit share allocation		5.96%		15.35%
Less: General Partner profit share allocation		1.17%		2.83%
Total return after General Partner profit share allocation		4.79%		12.52%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6],[7]	2.48%		2.55%
General Partner profit share allocation		1.17%		2.83%
Total expenses	[6],[7]	3.65%		5.38%
Net investment loss	[6],[7],[8]	(1.67%)		(2.15%)
Millburn Multi-Markets Trading L.P. [Member] | Limited Partners [Member]
Total return before General Partner profit share allocation		5.43%		14.03%
Less: General Partner profit share allocation		0.85%		1.49%
Total return after General Partner profit share allocation		4.58%		12.54%
RATIOS TO AVERAGE NET ASSET VALUE:
Expenses	[6],[7]	2.86%		3.65%
General Partner profit share allocation		0.85%		1.49%
Total expenses	[6],[7]	3.71%		5.14%
Net investment loss	[6],[7],[8]	(2.00%)		(3.25%)

[1]	The net investment loss per unit and profit share allocation from the Master Fund per unit is calculated by dividing the net investment loss and profit share allocation from the Master Fund by the average number of units outstanding during the year. Total trading and investing losses is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.
[2]	Profit share for Series B and C is calculated based on Series B and C aggregate trading profits and may be impacted by rebalancing due to monthly capital activity.
[3]	Includes the Partnership's proportionate share of income and expense allocated from the Master Fund.
[4]	Excludes profit share allocation from the Master Fund.
[5]	Initial offering price for Series D is $1,331.20 as of November 1, 2017.
[6]	Includes the proportionate share of expenses of the U.S. Feeder and Cayman Feeder (as defined in Footnote 1).
[7]	Ratios are computed net of involuntary waivers of operating expenses borne by the General Partner of the Partnership. For each of the years ended December 31, 2017 and 2016, the ratios are net of the 0.00% and 0.05% effect of the involuntary waivers of operating expenses, respectively.
[8]	Excludes General Partner profit share allocation.